Restricted cash and cash and bank balances - Denominated in currencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cash and bank balances
Restricted bank deposit and cash and cash equivalents	¥ 53,096	¥ 154,490
RMB
Cash and bank balances
Restricted bank deposit and cash and cash equivalents	33,478	69,268
US dollars
Cash and bank balances
Restricted bank deposit and cash and cash equivalents	18,199	82,930
Hong Kong dollars
Cash and bank balances
Restricted bank deposit and cash and cash equivalents	567	1,021
Singapore dollars
Cash and bank balances
Restricted bank deposit and cash and cash equivalents	¥ 852	¥ 1,271